Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,744,914)	$ (1,909,469)	$ (5,537,936)	$ (6,439,040)
Adjustments to reconcile net loss to net cash used by operating activities to net cash used by operating activities
Amortization			0	306,756
Depreciation	11,024	12,078	24,069	19,858
Change in allowance for doubtful accounts	(61,344)	116,833	57,601	26,233
Stock-based compensation - employees, directors and advisors	836,796	482,295	768,105	547,842
Loss (gain) on warrant valuation adjustment	1,812,162	(358,633)	568,729	2,223,718
Amortization of debt issuance costs	2,683,936	0	431,087	225,786
Amortization of debt discount	75,484	57,349	110,247	31,514
Stock issued for consulting services	106,500	0	8,000	43,540
Warrants issued for consulting services	737,457	0	182,856	186,410
Loss on conversion option of promissory note payable			0	75,422
Stock issued with convertible debenture			0	50,100
Gain (loss) of sale of assets, property and equipment	3,170	0	0	(1,594)
Changes in assets - (increase)/decrease
Accounts receivable - trade	69,534	152,034	250,678	(412,578)
Inventory	15,216	33,175	(7,079)	(29,249)
Prepaid expenses	(54,528)	(7,918)	(2,465)	36,165
Contract assets	(40,000)	0
Other	(3,872)	(191)	(131)	(2,689)
Changes in liabilities - increase/(decrease)
Accounts payable	(425,489)	475,495	783,559	203,698
Accrued expenses	91,459	95,497	298,512	15,714
Accrued employee compensation	194,194	294	(63,180)	(176,682)
Contract liabilties	769,480	0
Accrued interest	168,787	0	21,896	0
Interest payable, related parties	156,746	278,669	576,481	(130,377)
NET CASH USED BY OPERATING ACTIVITIES	(1,598,202)	(572,492)	(1,528,971)	(3,199,453)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment			0	1,594
Purchases of property and equipment	(13,612)	0	0	(10,364)
NET CASH USED BY INVESTING ACTIVITIES	(13,612)	0	0	(8,770)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible promissory notes, net	1,159,785	0	1,384,231	106,000
Proceeds from line of credit, related party	280,500	0	370,000	0
Advances from related parties	156,000	421,690	270,000	0
Proceeds from note payable, product	96,708	0
Proceeds from short term note	85,000	0
Proceeds from warrant exercise	38,528	93,067	93,066	67,466
Proceeds from 2016 Public Offering, net			0	1,596,855
Proceeds from 2016 Private Offering, net			0	1,528,200
Proceeds from convertible debenture, net			0	175,000
Proceeds from short term loan			0	100,000
Payment of convertible promissory notes			0	(155,750)
Payment of convertible debenture			0	(210,000)
Payment on line of credit, related party	(144,500)	0
Payments on note payable, product	(96,708)	0
Payments on advances from related parties	(12,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,563,313	514,757	2,117,298	3,207,771
EFFECT OF EXCHANGE RATES ON CASH	(10,969)	(13,767)	8,286	(18,907)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(59,470)	(71,502)	596,613	(19,359)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	730,184	133,571	133,571	152,930
CASH AND CASH EQUIVALENTS, END OF PERIOD	670,714	62,069	730,184	133,571
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	151,227	0	0	630,549
Cash paid for note payable, product	96,708	0
NONCASH INVESTING ACTIVITIES
Stock issued with convertible debenture	106,500	0	0	50,100
Stock issued for services	118,838	56,740	8,000	43,540
Cashless exercise of warrants	310,000	0
Advances from related and unrelated parties converted to Convertible promissory notes	120,000	0
Loss on warrant conversion to stock			0	888,418
Beneficial conversion feature on 10% convertible promissory notes	709,827	0
Beneficial conversion feature on convertible promissory notes			820,681	66,331
Beneficial conversion feature on convertible debenture	35,396	0	0	124,900
Beneficial conversion feature on convertible debt	745,223	0	820,681	191,231
Warrants issued for services	737,457	0	182,856	186,410
Warrants issued with 10% convertible promissory notes	36,104	0
Warrants issued with convertible promissory note			620,748	0
Warrants issued for short tem loan			0	58,400
Warrants issued for debt	844,562	0	$ 620,748	$ 58,400
Conversion of 10% convertible promissory notes	$ 631,000	$ 0